UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

Leatherback Long/Short Alternative Yield ETF
Ticker: LBAY

Semi-Annual Report
February 28, 2021

Leatherback Long/Short Alternative Yield ETF

TABLE OF CONTENTS

Leatherback Long/Short Alternative Yield ETF

Dear Shareholders,

Leatherback Asset Management, LLC launched the Leatherback Long/Short Alternative Yield ETF (the “Fund”) on November 16, 2020. The Fund’s investment objective is to seek capital appreciation and income.

Since inception through the period ended February 28, 2021, the Fund generated a total return of 7.02% (NAV) and 7.27% (Market). This compares to the 5.56% total return of the benchmark, the S&P 500® Total Return Index. The Fund’s NAV has appreciated by $1.22, and the Fund has returned $0.18 in distributions. The largest positive contributor during the period was our long common equity position in FLIR Systems, Inc. (FLIR) which contributed 1.89%. The largest detractor during the period was our short position in Affiliated Managers Group, Inc. (AMG) which reduced performance by 0.84%. We averaged long exposure of 119.64% and short exposure of 24.91% during the period, resulting in an average net exposure of 94.73%.

The beginning of 2021 has been eventful.

•        We ended last year with the beginning of the much-anticipated COVID-19 vaccine rollout, which was brought to market earlier than many experts had expected. Now, with the approval process for multiple alternatives being completed and several vaccines available, we have seen the trajectory of immunizations increase exponentially. Coupling the rate of infection with vaccine deliveries, many are hopeful the concept of “herd immunity” is being approached and a reopening of segments of the country and broader global economy can take shape earlier than anticipated.

•        In January 2021, we witnessed several weeks of market volatility and a short-selling narrative in the headlines, with short-sellers being cast as the villain. There were suspected short-squeezes taking place with respect to a handful of out-of-favor, but now high-profile companies. Fast forward a few months to today, and the topics of interest in the financial news cycle have shifted away from this phenomenon. Based on the below, Median S&P 500® Total Return Index stock short interest remains very low.

Median S&P 500 stock short interest as % of market cap
4.0%
3.5%
3.0%
2.5%
2.0%
1.5%
1.0%
1.5%
1.5%
1995
2000
2005
2010
2015
2020
2025

Source: FactSet, Goldman Sachs Global Investment Research

•        During February, we heard headlines of the Consumer sector starting to step back out in force and have also seen interest rates rise, albeit still at historically low levels. The Federal Reserve and bond market participants seem to be at a temporary impasse over inflation expectations and the telegraphed tapering of open market operations, which is keeping Treasury yields in a range. Equity markets have responded to these trends in kind with sector rotation and a recalibration of valuations.

1

Leatherback Long/Short Alternative Yield ETF

These themes have led to opportunities in both the long and short space, and as we wrap up the first few months of the year, we want to thank our corporate and investor partners. We look forward to future dialogue and working together to continue changing the game.

For any questions about the Fund please reach out to us at (833) 417-0090. You may also visit our website at www.leatherbackam.com or reach us via email at info@leatherbackam.com.

Leatherback Asset Management

Chart Source:

S&P Short Interest https://www.isabelnet.com/

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is contained in the Fund’s prospectus. The Fund’s prospectus may be obtained by visiting leatherbackam.com. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

A fund’s net asset value (“NAV”) per share is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

As with all exchange-traded funds, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price sometimes may be higher or lower than the NAV. The Fund is newer with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

“Long” and “short” are investment terms used to describe ownership of securities. To buy securities is to “go long.” The opposite of going long is “selling short.” Short selling is an advanced trading strategy that involves selling a borrowed security. Short sellers make a profit if the price of the security goes down and they are able to buy the security at a lower amount than the price at which they sold the security short.

Since the Fund is actively-managed it does not seek to replicate the performance of a specified index. The Fund therefore may have higher portfolio turnover and trading costs than index-based funds. The Fund may invest in other funds, and in so doing will incur the expenses and risks of those funds.

The Fund uses short sales and derivatives (forwards, futures, swaps, and options), both of which may involve substantial risk. The loss on a short sale is in principle unlimited since there is no upward limit on the price of a shorted asset. The potential loss from a derivative may be greater than the amount invested due to counter-party default; illiquidity; or other factors. The Fund may hold illiquid assets (e.g., certain business development companies), to the extent permitted under the Investment Company Act of 1940, as amended, which may cause a loss if the Fund is unable to sell an asset at a beneficial time or price.

The Fund is distributed by Foreside Fund Services, LLC.

2

Leatherback Long/Short Alternative Yield ETF

ALLOCATION OF PORTFOLIO HOLDINGS at February 28, 2021 (Unaudited)
Sector	% of Total Investments
Financial	37.0%
Consumer (Non-Cyclical)	16.2
Basic Materials	12.6
Industrial	11.1
Consumer (Cyclical)	7.9
Energy	6.6
Communications	4.6
Utilities	2.2
Cash & Cash Equivalents (1)	1.8
100.0%
ALLOCATION OF SECURITIES SOLD SHORT at February 28, 2021 (Unaudited)
Sector	% of Total Securities Sold Short
Consumer (Cyclical)	47.1%
Financial	28.9
Communications	9.9
Technology	9.7
Industrial	4.4
100.0%

(1)     Represents cash, short-term investments and liabilities in excess of other assets.

3

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)
	Shares	Value
Common Stocks — 113.6%
Aerospace & Defense — 3.0%
Raytheon Technologies Corp.	1,788	$128,718
Agriculture — 5.5%
Bunge Ltd.	3,055	233,952
Banks — 7.2%
Ameris Bancorp	3,147	149,923
Popular, Inc.	2,328	155,557
		305,480
Building Materials — 4.1%
Carrier Global Corp.	4,770	174,248
Chemicals — 5.4%
Dow, Inc.	1,719	101,954
Nutrien Ltd.	2,323	125,349
		227,303
Diversified Financial Services — 9.4%
The Charles Schwab Corp.	1,916	118,255
Synchrony Financial	3,389	131,087
WisdomTree Investments, Inc.	28,418	150,615
		399,957
Energy - Alternate Sources — 4.0%
NextEra Energy Partners L.P.	2,313	168,016

Entertainment — 3.2%
Vail Resorts, Inc.	443	136,967
Food — 3.1%
Lamb Weston Holdings, Inc.	1,675	133,615
Forest Products & Paper — 3.2%
International Paper Co.	2,696	133,856
Healthcare — Products — 1.9%
Patterson Companies, Inc.	2,552	79,265
Home Builders — 3.8%
Thor Industries, Inc.	1,391	162,831
Insurance — 6.1%
MGIC Investment Corp.	8,470	103,164
Old Republic International Corp.	8,154	157,617
		260,781
Investment Companies — 3.5%
Ares Capital Corp.	8,019	146,988
Media — 3.0%
Comcast Corp. - Class A	2,429	128,057
	Shares	Value
Common Stocks — 113.6% (Continued)
Mining — 7.3%
Newmont Corp.	2,863	$155,690
Rio Tinto PLC - AU Shares - ADR	1,744	152,426
		308,116
Oil & Gas — 4.3%
Exxon Mobil Corp.	3,356	182,466
Packaging & Containers — 3.8%
Packaging Corp. of America	1,212	160,008
Pharmaceuticals — 9.7%
AbbVie, Inc.	1,027	110,649
Bristol-Myers Squibb Co.	2,845	174,484
Viatris, Inc. (1)	8,617	127,962
		413,095
Real Estate Investment Trusts (REITs) — 10.7%
American Campus Communities, Inc.	3,059	125,296
American Tower Corp.	661	142,862
PotlatchDeltic Corp.	3,673	186,405
		454,563
Retail — 2.9%
Walgreens Boots Alliance, Inc.	2,529	121,215
Telecommunications — 2.8%
Verizon Communications, Inc.	2,155	119,172
Trucking & Leasing — 2.9%
Fortress Transportation and Infrastructure Investors, LLC	4,652	124,348
Water — 2.8%
American Water Works Co., Inc.	835	118,470
Total Common Stocks (Cost $4,470,759)		4,821,487
Preferred Stocks — 9.3%
Diversified Financial Services — 1.3%
B. Riley Financial, Inc.	2,032	54,600
Real Estate Investment Trusts (REITs) — 8.0%
AGNC Investment Corp.	8,971	210,011
EPR Properties	5,434	132,046
		342,057
Total Preferred Stocks (Cost $376,743)		396,657

The accompanying notes are an integral part of these financial statements.

4

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)
	Shares	Value
Short-Term Investments — 2.3%
Money Market Funds — 2.3%
First American Government Obligations Fund - Class X, 0.036% (2)	95,657	$95,657
Total Short-Term Investments (Cost $95,657)		95,657

Total Investments in Securities — 125.2% (Cost $4,943,159)		5,313,801
Liabilities in Excess of Other Assets — (25.2)%		(1,069,235)
Total Net Assets — 100.0%		$4,244,566

ADR American Depositary Receipt

(1)     Non-income producing security.

(2)     The rate shown is the annualized seven-day effective yield as of February 28, 2021.

The accompanying notes are an integral part of these financial statements.

5

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at February 28, 2021 (Unaudited) (1)
	Shares	Value
Common Stocks — 25.0%
Apparel — 1.4%
Canada Goose Holdings, Inc.	1,311	$58,772
Auto Manufacturers — 2.4%
NIO, Inc. - Class A - ADR	858	39,279
Tesla, Inc.	91	61,471
		100,750
Banks — 2.6%
Bank OZK	1,096	45,177
SVB Financial Group	128	64,686
		109,863
Computers — 1.4%
Logitech International S.A.	553	59,746

Diversified Financial Services — 3.4%
BlackRock, Inc.	88	61,116
Focus Financial Partners, Inc. - Class A	812	38,172
Stifel Financial Corp.	755	46,116
		145,404
Entertainment — 1.5%
DraftKings, Inc. - Class A	1,024	63,007
Insurance — 1.2%
Trupanion, Inc.	533	51,573
Internet — 2.5%
Netflix, Inc.	114	61,429
Shopify, Inc. - Class A	34	43,553
		104,982
Leisure Time — 3.6%
Peloton Interactive, Inc. - Class A	441	53,127
Planet Fitness, Inc. - Class A	546	47,005
YETI Holdings, Inc.	774	53,228
		153,360
Machinery - Diversified — 1.1%
The Middleby Corp.	317	46,412
Retail — 2.9%
Dave & Buster’s Entertainment, Inc.	1,657	67,291
Ollie’s Bargain Outlet Holdings, Inc.	689	56,966
		124,257
	Shares	Value
Common Stocks — 25.0% (Continued)
Software — 1.0%
Zoom Video Communications, Inc. - Class A	115	$42,965
Total Common Stocks (Proceeds $986,069)		1,061,091
Total Securities Sold Short — 25.0% (Proceeds $986,069)		$1,061,091

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)     Non-income producing security.

The accompanying notes are an integral part of these financial statements.

6

Leatherback Long/Short Alternative Yield ETF

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2021 (Unaudited)
Assets:
Investments in securities, at value (Cost $4,943,159) (Note 2)	$5,313,801
Receivables:
Investment securities sold	35,087
Dividends and interest receivable	10,275
Total assets	5,359,163

Liabilities:
Securities sold short (Proceeds $986,069) (Note 2)	1,061,091
Payables:
Investment securities purchased	33,106
Dividends payable	113
Management fees (Note 4)	3,100
Other liabilities	17,187
Total liabilities	1,114,597
Net Assets	$4,244,566

Components of Net Assets:
Paid-in capital	$4,050,903
Total distributable (accumulated) earnings (losses)	193,663
Net assets	$4,244,566

Net Asset Value (unlimited shares authorized):
Net assets	$4,244,566
Shares of beneficial interest issued and outstanding	200,000
Net asset value	$21.22

The accompanying notes are an integral part of these financial statements.

7

Leatherback Long/Short Alternative Yield ETF

STATEMENT OF OPERATIONS For the Period Ended February 28, 2021 (1) (Unaudited)
Investment Income:
Dividend income (net of foreign withholding tax of $304)	$43,974
Interest income	64
Total investment income	44,038

Expenses:
Management fees (Note 4)	9,370
Total expenses before dividends on securities sold short	9,370
Plus: Dividends on securities sold short	1,965
Net expenses	11,335
Net investment income (loss)	32,703

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, and Options Written:
Net realized gain (loss) on:
Investments	91,487
Securities sold short	(193,433)
Options written	1,786
Change in net unrealized appreciation/depreciation on:
Investments	370,642
Securities sold short	(75,022)
Net realized and unrealized gain (loss) on investments, securities sold short, and options written	195,460
Net increase (decrease) in net assets resulting from operations	$228,163

(1)     The Fund commenced operations on November 16, 2020. The information presented is from November 16, 2020 to February 28, 2021.

The accompanying notes are an integral part of these financial statements.

8

Leatherback Long/Short Alternative Yield ETF

STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$32,703
Net realized gain (loss) on investments, securities sold short, and options written	(100,160)
Change in net unrealized appreciation/depreciation on investments and securities sold short	295,620
Net increase (decrease) in net assets resulting from operations	228,163

Distributions to Shareholders:
Net distributions to shareholders	(34,500)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	4,050,903
Total increase (decrease) in net assets	4,244,566

Net Assets:
Beginning of period	—
End of period	$4,244,566

(1)     The Fund commenced operations on November 16, 2020. The information presented is from November 16, 2020 to February 28, 2021.

(2)     Summary of share transactions is as follows:

	Period Ended February 28, 2021 (1)
	Shares	Value
Shares sold	200,000	$4,050,903
Shares redeemed	—	—
Net increase (decrease)	200,000	$4,050,903

The accompanying notes are an integral part of these financial statements.

9

Leatherback Long/Short Alternative Yield ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
Period Ended February 28, 2021 (1) (Unaudited)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.20
Net realized and unrealized gain (loss) on investments	1.20
Total from investment operations	1.40

Less Distributions:
From net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$21.22
Total return (3)(4)	7.02%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$4.2
Portfolio turnover rate (4)	27%
Ratio of expenses to average net assets (5)(6)	1.15%
Ratio of net investment income (loss) to average net assets (5)(7)	3.32%

(1)     The Fund commenced operations on November 16, 2020. The information presented is from November 16, 2020 to February 28, 2021.

(2)     Calculated using average shares outstanding method.

(3)     The total return is based on the Fund’s net asset value.

(4)     Not annualized.

(5)     Annualized.

(6)     The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short is 0.95% for the period ended February 28, 2021.

(7)     The net investment income (loss) ratio includes dividends and interest on securities sold short.

The accompanying notes are an integral part of these financial statements.

10

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited)
NOTE 1 – ORGANIZATION

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on November 16, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.    Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$4,821,487	$—	$—	$4,821,487
Preferred Stocks (1)	396,657	—	—	396,657
Short-Term Investments	95,657	—	—	95,657
Total Investments in Securities	$5,313,801	$—	$—	$5,313,801

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$1,061,091	$—	$—	$1,061,091
Total Securities Sold Short	$1,061,091	$—	$—	$1,061,091

(1)     See Schedule of Investments for the industry breakout.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The following table shows the effects of derivative instruments on the financial statements.

Statement of Assets and Liabilities

The Fund did not hold derivative instruments as of the period ended February 28, 2021.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2021:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts - Call Options Written	Net Realized Gain (Loss) on Options Written	$ 1,786	$ —

B.    Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

12

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

As of February 28, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.    Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.    Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non-income producing securities.

E.    Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.    Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.    Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.    Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.    Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

13

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)
NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.    Associated Risks of Short Selling. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

B.    Convertible Securities Risk. Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

C.    Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

D.    Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

E.    Exchange Traded Fund (“ETF”) Risks.

•     Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•     Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

14

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

•     Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

F.    Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers that a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

G.    Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser (as defined herein) fails to exercise such option at or prior to its expiration.

H.    Preferred Securities Risk. Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

I.     REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operation of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

15

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

Leatherback Asset Management, LLC (the “Sub-Adviser”) serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund's portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. The Sub-Adviser has agreed to assume the Adviser's obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Fund did not loan securities during the period ended February 28, 2021.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were $5,941,480 and $1,179,600, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended February 28, 2021.

16

Leatherback Long/Short Alternative Yield ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)
NOTE 7 – DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended February 28, 2021 (estimated), was as follows:

Distributions paid from:	February 28, 2021
Ordinary income	$ 34,500

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on November 16, 2020, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund's financial statements.

17

Leatherback Long/Short Alternative Yield ETF

EXPENSE EXAMPLE For the Period Ended February 28, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expenses example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 16, 2020 (commencement of operations) to February 28, 2021. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2020 to February 28, 2021.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 16, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period November 16, 2020 - February 28, 2021 (1)
Actual	$ 1,000.00	$ 1,070.20	$ 2.83
	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period November 16, 2020 - February 28, 2021 (1)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.08	$ 4.76

(1)     The actual expenses are equal to the Fund’s annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the period from November 16, 2020 to February 28, 2021, the commencement of operations date to the end of the period).

(2)     The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

18

Leatherback Long/Short Alternative Yield ETF

BASIS FOR TRUSTEES' APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video webcast at a meeting held on September 10, 2020 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Leatherback Long/Short Alternative Yield ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.    Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will serve as co-portfolio managers of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Fund’s sub-adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Fund’s Sub-Adviser would be responsible for selecting the Fund’s investments and trade execution, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.    Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Fund’s sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Fund’s sub-adviser services.

3.    Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agrees to pay all other expense incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided

19

Leatherback Long/Short Alternative Yield ETF

BASIS FOR TRUSTEES' APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in multiple U.S. equity categories with varying capitalization, alternative strategies and derivative investment exposures, including U.S. Fund Long-Short Equity and U.S. Fund Multialternative categories.

       The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.    Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.    Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on September 10, 2020, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Leatherback Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, bibliographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.    Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Michael Winter, who will serve as co-portfolio manager for the Fund, as well as the responsibilities of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board noted that the Sub-Adviser was a newly-organized investment adviser established for the initial purpose of providing advisory services to the Fund. The Board noted that prior to founding the Sub-Adviser, Mr. Winter previously founded and served as portfolio manager for an SEC-registered investment adviser specializing in long/short investment strategies for registered and private fund clients. The Board reviewed the due diligence information provided by the Sub-Adviser, including

20

Leatherback Long/Short Alternative Yield ETF

BASIS FOR TRUSTEES' APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

information regarding the Sub-Adviser’s compliance program, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund will meet its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments and trade execution, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.    Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.    Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.    Extent of economies of scale as the Fund grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.    Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

21

Leatherback Long/Short Alternative Yield ETF

Statement Regarding Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Leatherback Long/Short Alternative Yield ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to a sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Fund commenced operations on November 16, 2020 and was not a part of the Report but has adopted the Program upon commencement of operations.

22

Leatherback Long/Short Alternative Yield ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 417-0090 or by accessing the Fund’s website at www.leatherbackam.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 417-0090 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 417-0090. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.leatherbackam.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.leatherbackam.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 417-0090. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.leatherbackam.com.

23

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Leatherback Asset Management, LLC
2000 PGA Boulevard, Suite 4440
Palm Beach Gardens, Florida 33408

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Leatherback Long/Short Alternative Yield ETF	LBAY	886364850

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	May 6, 2021

*	Print the name and title of each signing officer under his or her signature.